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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 2000
                                                        ------------------
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE                      WASHINGTON         DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI               MANAGING DIRECTOR              202-828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
               INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of     WASHINGTON     and the State of     DC     on
                             ------------------                  ----------
the   6th   day of      February       , 2001.
    -------        --------------------

                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                      [SIG]
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------

                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                               December 31, 2000

                                                                                                               Voting Authority
                                                                                                            ----------------------
                                   Title                 Value     Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                   of class     CUSIP     (x$1000)   Prn Amt   Prn  Call   Dscretn  Managers   Sole   Shared    None
------------------------------   ---------  ---------   --------   --------  ---  ----   -------  -------- -------- ------  -------

A C Neilsen Corp                 COM        004833109     33488      923802  SH          Sole               923802
Abbott Laboratories              COM        002824100      1108       22877  SH          Sole                22877
American Express Company         COM        025816109      9959      181272  SH          Sole               181272
American Home Products Corpora   COM        026609107      1756       27638  SH          Sole                27638
American International Group     COM        026874107      2191       22233  SH          Sole                22233
Anheuser-Busch Companies, Inc.   COM        035229103      1483       32599  SH          Sole                32599
BP Amoco Plc - ADR               COM        055622104       228        4765  SH          Sole                 4765
Bank of America Corp             COM        066050105       485       10562  SH          Sole                10562
Berkley W.R. Corp                COM        084423102      3773       79953  SH          Sole                79953
Berkshire Hathaway Class A       COM        084670108     23359         329  SH          Sole                  329
Berkshire Hathaway Class B       COM        084670207     33622       14283  SH          Sole                14283
Bristol Myers-Squibb             COM        110122108      1982       26803  SH          Sole                26803
CCC Information Services         COM        12487Q109      7917     1266707  SH          Sole              1266707
Chevron Corporation              COM        166751107       203        2402  SH          Sole                 2402
Cisco Systems Inc                COM        17275R102       345        9023  SH          Sole                 9023
Citigroup                        COM        132187105     12734      249378  SH          Sole               249378
Coca-Cola Company                COM        191216100      1487       24405  SH          Sole                24405
Colgate-Palmolive Company        COM        194162103       581        9000  SH          Sole                 9000
Disney (Walt) Company            COM        254687106      1031       35616  SH          Sole                35616
Dover Corp.                      COM        260003108      7690      189593  SH          Sole               189593
Emerson Electric Co.             COM        291011104      1689       21434  SH          Sole                21434
Enron Corporation                COM        293561106      1405       16900  SH          Sole                16900
Estee Lauder                     COM        518439104       350        8000  SH          Sole                 8000
ExxonMobil Corporation           COM        30231G102      2244       25811  SH          Sole                25811
Family Dollar Stores Inc         COM        307000109       360       16800  SH          Sole                16800
Federal Home Loan Mortgage Cor   COM        313400301     44273      642803  SH          Sole               642803
Federal National Mortgage Asso   COM        313586109     13119      151223  SH          Sole               151223
First Data Corp                  COM        319963104       261        4954  SH          Sole                 4954
Gannett Inc.                     COM        364730101     12157      192777  SH          Sole               192777
General Electric Company         COM        369604103     17768      370656  SH          Sole               370656
Georgia-Pacific Group            COM        373298108       347       11134  SH          Sole                11134
Gillette Company, The            COM        375766102      1694       46883  SH          Sole                46883
Great Lakes Chemical             COM        390568103       649       17446  SH          Sole                17446
H & R Block                      COM        093671105      1359       32852  SH          Sole                32852
Heineken Holdings Cl A           COM                        984       23292  SH          Sole                23292
Heinz (H.J.) Company             COM        423074103       655       13816  SH          Sole                13816
Hewlett Packard                  COM        428236103       378       11964  SH          Sole                11964
HomeFed Corp                     COM                        302      355573  SH          Sole               355573
Honeywell International Inc.     COM        438506107       219        4635  SH          Sole                 4635
Intel Corp                       COM        458140100      1991       66238  SH          Sole                66238
Intl Business Machines Corpora   COM        459200101       771        9068  SH          Sole                 9068
J.P. Morgan Chase & Co.          COM        16161A108       232        5100  SH          Sole                 5100
Johnson & Johnson                COM        478160104     26611      253283  SH          Sole               253283
Leucadia National Corporation    COM        527288104     21361      602766  SH          Sole               602766
Lindt & Sprungli                 COM                        218         380  SH          Sole                  380
Lucent Technologies              COM        549463107       232       17210  SH          Sole                17210
Markel Corp                      COM        570535104     19231      106247  SH          Sole               106247
Marriott International Inc Cla   COM        571900109     11643      275565  SH          Sole               275565
Mattel, Inc                      COM        577081102     13511      935680  SH          Sole               935680
Mc Donald's Corporation          COM        580135101     16354      480993  SH          Sole               480993
Merck & Co., Inc.                COM        589331107      7295       77919  SH          Sole                77919
Microsoft Corporation            COM        594918104      1357       31274  SH          Sole                31274

                             Marshfield Associates
                                    FORM 13F
                               December 31, 2000

                                                                                                              Voting Authority
                                                                                                           ----------------------
                                   Title                 Value     Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                   of class     CUSIP     (x$1000)   Prn Amt   Prn  Call   Dscretn  Managers   Sole   Shared    None
------------------------------   ---------  ---------   --------   --------  ---  ----   -------  -------- -------- ------  -------

Minnesota Mining & Manufacturi   COM        604059105      2740       22740  SH          Sole                22740
Mohawk Industries                COM        MHK           14781      539956  SH          Sole               539956
Morgan Stanley Dean Witter & C   COM        24240V101     22047      278201  SH          Sole               278201
Nestle ADR (Regular Shares)      COM        641069406       961        8270  SH          Sole                 8270
Nestle Ltd. (Registered)         COM                        537         230  SH          Sole                  230
Nike Inc Cl B                    COM        654106103      5063       90715  SH          Sole                90715
Penn. Va. Corp.                  COM        707882106       212        6400  SH          Sole                 6400
PepsiCo, Inc.                    COM        713448108     12797      258195  SH          Sole               258195
Pfizer Inc.                      COM        717081103      2976       64688  SH          Sole                64688
Philip Morris Companies Inc.     COM        718154107       247        5623  SH          Sole                 5623
Procter & Gamble Company, The    COM        742718109      2112       26932  SH          Sole                26932
Reuters Group PLC Sponsored AD   COM        761324201       204        2072  SH          Sole                 2072
Roper Industries Inc             COM        776696106      6095      184340  SH          Sole               184340
SBC Communications Inc           COM        78387G103       640       13398  SH          Sole                13398
Sabre Holdings Corp Cl A         COM        785905100     22334      517901  SH          Sole               517901
Schering-Plough Corp.            COM        806605101      1088       19180  SH          Sole                19180
Solectron Corp                   COM        834182107       275        8104  SH          Sole                 8104
St. Paul Companies               COM        792860108      3932       72400  SH          Sole                72400
State Street Corp                COM        857477103       534        4300  SH          Sole                 4300
Student Loan Corp                COM        863902102       406        7450  SH          Sole                 7450
Tribune Co                       COM                        344        8147  SH          Sole                 8147
Tricon Global Restaurants        COM        895953107     36158     1095685  SH          Sole              1095685
Verizon Communications           COM        077853109       798       15920  SH          Sole                15920
WGL Holdings Inc                 COM        938837101       225        7384  SH          Sole                 7384
Wachovia Corp                    COM        929771103       456        7852  SH          Sole                 7852
Wal-Mart Stores, Inc.            COM        931142103       296        5568  SH          Sole                 5568
Washington Post Co Cl B          COM        939640108      3792        6147  SH          Sole                 6147
Wells Fargo & Company            COM        949740104     28400      509985  SH          Sole               509985
White Mountains Insurance Grou   COM                      64011      200662  SH          Sole               200662
Williams Companies, The          COM        969457100       359        9000  SH          Sole                 9000
Markel Contingent Value Rights                               89       29829  SH          Sole                29829
REPORT SUMMARY                   83 DATA RECORDS         601352               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED